OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2015
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
NOTE 5	-	OTHER RECEIVABLES
  Other receivables consist of the following:
	As of December 31,
	2015	2014
Government receivables	$7,071	$3,848
Others	305	1,911
	$7,376	$5,759